SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The Company prepares its consolidated financial statements in accordance with U.S. generally accepted accounting principles ("GAAP").
Basis of Consolidation and Accounting for Investments
The consolidated financial statements include the accounts of the Company, all entities that are wholly-owned by the Company and all entities in which the Company has a controlling financial interest. Intercompany transactions and accounts have been eliminated.
Investments in the common stock or in-substance common stock of entities in which the Company has the ability to exercise significant influence over the operating and financial matters of the investee, but does not have a controlling financial interest, are accounted for using the equity method. Investments in the common stock or in-substance common stock of entities in which the Company does not have the ability to exercise significant influence over the operating and financial matters of the investee are accounted for using the cost method. Investments in companies that IAC does not control, which are not in the form of common stock or in-substance common stock, are also accounted for using the cost method. The Company evaluates each cost and equity method investment for impairment on a quarterly basis and recognizes an impairment loss if a decline in value is determined to be other-than-temporary. Such impairment evaluations include, but are not limited to: the current business environment, including competition; going concern considerations such as financial condition, the rate at which the investee utilizes cash and the investee's ability to obtain additional financing to achieve its business plan; the need for changes to the investee's existing business model due to changing business and regulatory environments and its ability to successfully implement necessary changes; and comparable valuations. If the Company has not identified events or changes in circumstances that may have a significant adverse effect on the fair value of a cost method investment, then the fair value of such cost method investment is not estimated, as it is impracticable to do so.
Accounting Estimates
Management of the Company is required to make certain estimates, judgments and assumptions during the preparation of its consolidated financial statements in accordance with GAAP. These estimates, judgments and assumptions impact the reported amounts of assets, liabilities, revenue and expenses and the related disclosure of contingent assets and liabilities. Actual results could differ from these estimates.
On an ongoing basis, the Company evaluates its estimates and judgments including those related to: the fair values of marketable securities and other investments; the recoverability of goodwill and indefinite-lived intangible assets; the useful lives and recoverability of definite-lived intangible assets and property and equipment; the carrying value of accounts receivable, including the determination of the allowance for doubtful accounts; the determination of revenue reserves; the fair value of acquisition-related contingent consideration arrangements; the liabilities for uncertain tax positions; the valuation allowance for deferred income tax assets; and the fair value of and forfeiture rates for stock-based awards, among others. The Company bases its estimates and judgments on historical experience, its forecasts and budgets and other factors that the Company considers relevant.
Revenue Recognition
The Company recognizes revenue when persuasive evidence of an arrangement exists, services are rendered or merchandise is delivered to customers, the fee or price charged is fixed or determinable and collectability is reasonably assured. Deferred revenue is recorded when payments are received, or contractually due, in advance of the Company's rendering of services or delivery of merchandise.
Match Group
Match Group's revenue is substantially derived directly from users in the form of recurring membership fees for subscription-based online personals and related services. Membership revenue is presented net of credits and credit card chargebacks. Members pay in advance, primarily by using a credit card or through mobile app stores, and, subject to certain conditions identified in our terms and conditions, all purchases are final and nonrefundable. Fees collected, or contractually due, in advance for memberships are deferred and recognized using the straight-line method over the terms of the applicable membership period, which primarily range from one to six months, and corresponding mobile app store fees incurred on such transactions, if any, are deferred and expensed over the same period. Deferred revenue at Match Group is $161.1 million and $144.4 million at December 31, 2016 and 2015, respectively. Revenue is also earned from online advertising, the purchase of à la carte features and offline events. Online advertising revenue is recognized every time an advertisement is displayed. Revenue from the purchase of à la carte features is recognized based on usage. Revenue and the related expenses associated with offline events are recognized when each event occurs.
HomeAdvisor
HomeAdvisor's consumer connection revenue is generated and recognized when an in-network service professional is delivered a consumer match. HomeAdvisor's membership subscription revenue is generated through subscription sales to service professionals and is deferred and recognized over the term of the applicable membership. Membership agreements can be one month, three months, or one year. Deferred revenue at HomeAdvisor is $18.8 million and $11.9 million at December 31, 2016 and 2015, respectively.
Video
Revenue of businesses included in this segment is generated primarily through media production and distribution, subscriptions and advertising. Production revenue is recognized when the production is available for the customer to broadcast or exhibit, subscription fee revenue is recognized over the terms of the applicable subscriptions, which are one month or one year, and advertising revenue is recognized when an ad is displayed or over the period earned. Deferred revenue at Vimeo is $36.7 million and $30.4 million at December 31, 2016 and 2015, respectively. Deferred revenue at Electus, CollegeHumor and Notional totals $23.1 million and $24.4 million at December 31, 2016 and 2015, respectively.
Applications
Substantially all of Applications' revenue consists of advertising revenue generated principally through the display of paid listings in response to search queries. The substantial majority of the paid listings displayed by our Applications businesses are supplied to us by Google Inc. ("Google") pursuant to our services agreement with Google.
Pursuant to this agreement, those of our Applications businesses that provide search services transmit search queries to Google, which in turn transmits a set of relevant and responsive paid listings back to these businesses for display in search results. This ad-serving process occurs independently of, but concurrently with, the generation of algorithmic search results for the same search queries. Google paid listings are displayed separately from algorithmic search results and are identified as sponsored listings on search results pages. Paid listings are priced on a price per click basis and when a user submits a search query through one of our Applications businesses and then clicks on a Google paid listing displayed in response to the query, Google bills the advertiser that purchased the paid listing directly and shares a portion of the fee charged to the advertiser with us. We recognize paid listing revenue from Google when it delivers the user's click. In cases where the user’s click is generated due to the efforts of a third party distributor, we recognize the amount due from Google as revenue and record a revenue share or other payment obligation to the third party distributor as traffic acquisition costs.
To a significantly lesser extent, Applications' revenue also consists of fees related to subscription downloadable applications which are recognized over the terms of the applicable subscriptions, primarily one to two years, and fees related to paid mobile downloadable applications and display advertisements, which are recognized at the time of the sale and when the ad is displayed, respectively. Deferred revenue at SlimWare is $26.1 million and $21.0 million at December 31, 2016 and 2015, respectively.
Publishing
Publishing's revenue consists principally of advertising revenue, which is generated primarily through the display of paid listings in response to search queries, display advertisements (sold directly and through programmatic ad sales) and fees related to paid mobile downloadable applications. The substantial majority of the paid listings that our Publishing businesses display are supplied to us by Google in the manner and pursuant to the services agreement with Google, which is described above under "Applications."
Other
The Princeton Review's revenue consists primarily of fees received directly from students for in-person and online test preparation classes, access to online test preparation materials and individual tutoring services. Fees from classes and access to online materials are recognized over the period of the course and the period of the online access, respectively. Tutoring fees are recognized based on usage. Deferred revenue at The Princeton Review is $23.3 million and $25.7 million at December 31, 2016 and 2015, respectively.
ShoeBuy's revenue consisted of merchandise sales, reduced by incentive discounts and sales returns, and was recognized when delivery to the customer had occurred. Delivery was considered to have occurred when the customer took title and assumed the risks and rewards of ownership, which was on the date of shipment. Accruals for returned merchandise were based on historical experience. Shipping and handling fees billed to customers was recorded as revenue. The costs associated with shipping goods to customers were recorded as cost of revenue.
PriceRunner's revenue consisted principally of advertising revenue that, depending on the terms of the arrangement, was recognized when a user clicked on an ad, or when a user clicked-through on the ad and took a specified action on the destination site.
Cash and Cash Equivalents
Cash and cash equivalents include cash and short-term investments, with maturities of less than 91 days from the date of purchase. Domestically, cash equivalents primarily consist of AAA rated government money market funds, commercial paper rated A1/P1 or better and treasury discount notes. Internationally, cash equivalents primarily consist of AAA rated treasury money market funds and time deposits.
Marketable Securities
At December 31, 2016, marketable securities consist of commercial paper rated A1/P1, treasury discount notes and short-to-medium-term debt securities issued by investment grade corporate issuers. The Company invests in marketable debt securities with active secondary or resale markets to ensure portfolio liquidity to fund current operations or satisfy other cash requirements as needed. The Company also invests in marketable equity securities as part of its investment strategy. All marketable securities are classified as available-for-sale and are reported at fair value. The unrealized gains and losses on marketable securities, net of tax, are included in accumulated other comprehensive income as a separate component of shareholders' equity. The specific-identification method is used to determine the cost of securities sold and the amount of unrealized gains and losses reclassified out of accumulated other comprehensive income into earnings.
The Company employs a methodology that considers available evidence in evaluating potential other-than-temporary impairments of its investments. Investments are considered to be impaired when a decline in fair value below the amortized cost basis is determined to be other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been less than the amortized cost basis, the financial condition and near-term prospects of the issuer, and whether it is not more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis, which may be maturity. If a decline in fair value is determined to be other-than-temporary, an impairment charge is recorded in current earnings and a new cost basis in the investment is established.
Certain Risks and Concentrations
A significant portion of the Company's revenue is derived from online advertising, the market for which is highly competitive and rapidly changing. Significant changes in this industry or changes in advertising spending behavior or in customer buying behavior could adversely affect our operating results. Most of the Company's online advertising revenue is attributable to a services agreement with Google. For the years ended December 31, 2016, 2015 and 2014, revenue from Google represents 26%, 40% and 45%, respectively, of the Company's consolidated revenue. The Company's service agreement became effective on April 1, 2016, following the expiration of the previous services agreement. The services agreement expires on March 31, 2020; however, the Company may choose to terminate the agreement effective March 31, 2019. The services agreement requires that we comply with certain guidelines promulgated by Google. Google may generally unilaterally update its policies and guidelines without advance notice, which could in turn require modifications to, or prohibit and/or render obsolete certain of our products, services and/or business practices, which could be costly to address or otherwise have an adverse effect on our business, financial condition and results of operations. For the years ended December 31, 2016, 2015 and 2014, revenue earned from Google is $824.4 million, $1.3 billion and $1.4 billion, respectively. This revenue is earned by the businesses comprising the Applications and Publishing segments. For the years ended December 31, 2016, 2015 and 2014, Google revenue represents 87% and 73%; 94% and 83%; and 97% and 83%, of Applications and Publishing revenue, respectively. Accounts receivable related to revenue earned from Google totaled $65.8 million and $97.2 million at December 31, 2016 and 2015, respectively.
The Company's business is subject to certain risks and concentrations including dependence on third-party technology providers, exposure to risks associated with online commerce security and credit card fraud.
Financial instruments, which potentially subject the Company to concentration of credit risk, consist primarily of cash and cash equivalents and marketable securities. Cash and cash equivalents are maintained with financial institutions and are in excess of Federal Deposit Insurance Corporation insurance limits.
Accounts Receivable
Accounts receivable are stated at amounts due from customers, net of an allowance for doubtful accounts and revenue reserves. Accounts receivable outstanding longer than the contractual payment terms are considered past due. The Company determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, the Company's previous loss history, the specific customer's ability to pay its obligation to the Company and the condition of the general economy and the customer's industry. The Company writes off accounts receivable when they become uncollectible. The Company also maintains allowances to reserve for potential credits issued to customers or other revenue adjustments. The amounts of these reserves are based, in part, on historical experience.
Property and Equipment
Property and equipment, including significant improvements, are recorded at cost. Repairs and maintenance costs are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful lives of the assets, or, in the case of leasehold improvements, the lease term, if shorter.

Asset Category	Estimated Useful Lives
Buildings and leasehold improvements	3 to 39 Years
Computer equipment and capitalized software	2 to 3 Years
Furniture and other equipment	3 to 12 Years

The Company capitalizes certain internal use software costs including external direct costs utilized in developing or obtaining the software and compensation for personnel directly associated with the development of the software. Capitalization of such costs begins when the preliminary project stage is complete and ceases when the project is substantially complete and ready for its intended purpose. The net book value of capitalized internal use software is $46.9 million and $39.6 million at December 31, 2016 and 2015, respectively.
Business Combinations
The purchase price of each acquisition is attributed to the assets acquired and liabilities assumed based on their fair values at the date of acquisition, including identifiable intangible assets that either arise from a contractual or legal right or are separable from goodwill. The fair value of these intangible assets is based on detailed valuations that use information and assumptions provided by management. The excess purchase price over the net tangible and identifiable intangible assets is recorded as goodwill and is assigned to the reporting unit(s) that is expected to benefit from the combination as of the acquisition date.
In connection with certain business combinations, the Company has entered into contingent consideration arrangements that are determined to be part of the purchase price. Each of these arrangements are initially recorded at its fair value at the time of the acquisition and reflected at current fair value for each subsequent reporting period thereafter until settled. The contingent consideration arrangements are generally based upon earnings performance and/or operating metrics. The Company determines the fair value of the contingent consideration arrangements using probability-weighted analyses to determine the amounts of the gross liability, and, if the arrangement is long-term in nature, applying a discount rate that appropriately captures the risk associated with the obligation to determine the net amount reflected in the consolidated financial statements. Determining the fair value of these arrangements is inherently difficult and subjective. Significant changes in forecasted earnings or operating metrics would result in a significantly higher or lower fair value measurement and can have a material impact on our consolidated financial statements. The changes in the remeasured fair value of the contingent consideration arrangements during each reporting period, including the accretion of the discount, if applicable, are recognized in “General and administrative expense” in the accompanying consolidated statement of operations. See "Note 8—Fair Value Measurements and Financial Instruments" for a discussion of contingent consideration arrangements.
Goodwill and Indefinite-Lived Intangible Assets
Goodwill acquired in a business combination is assigned to the reporting unit(s) that is expected to benefit from the combination as of the acquisition date. The Company assesses goodwill and indefinite-lived intangible assets for impairment annually as of October 1, or, more frequently, if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit or the fair value of an indefinite-lived intangible asset below its carrying value.
When the Company elects to perform a qualitative assessment and concludes it is not more likely than not that the fair value of the reporting unit is less than its carrying value, no further assessment of that reporting unit's goodwill is necessary; otherwise, a quantitative assessment is performed and the fair value of the reporting unit is determined. If the carrying value of the reporting unit exceeds its fair value, the implied fair value of the reporting unit's goodwill is calculated (in the same manner as a business combination) and an impairment loss equal to the excess is recorded.
For the Company's annual goodwill test at October 1, 2016, a qualitative assessment of the Match Group, HomeAdvisor Domestic, HomeAdvisor International, Vimeo, Daily Burn and ShoeBuy reporting units' goodwill was performed because the Company concluded it was more likely than not that the fair value of these reporting units was in excess of their respective carrying values. The primary factors that the Company considered in its qualitative assessment for each of these reporting units is described below:

•	Match Group's October 1, 2016 market capitalization of $4.8 billion exceeded its carrying value by more than 970% and Match Group's strong operating performance.

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The Company performed valuations of the HomeAdvisor Domestic, HomeAdvisor International, Vimeo and Daily Burn reporting units during 2016. These valuations were prepared primarily in connection with the issuance and/or settlement of equity grants that are denominated in the shares of these businesses. The valuations were prepared time proximate to, however, not as of October 1, 2016. The fair value of each of these businesses was significantly in excess of its October 1, 2016 carrying value.

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ShoeBuy's expected sales price was significantly in excess of its October 1, 2016 carrying value; which was confirmed by the sales price realized in its sale on December 30, 2016, which resulted in a pre-tax gain of $37.5 million.

For the Company's annual goodwill test at October 1, 2016, the Company concluded that it was not more likely than not that the fair values of the Applications, Connected Ventures and The Princeton Review reporting units were greater than their respective carrying values and performed a quantitative test of these reporting units. The Company's quantitative test indicated that the fair value of each of these reporting units is in excess of its respective carrying value; therefore, the goodwill of these reporting units is not impaired. The Publishing reporting unit had no goodwill as of October 1, 2016 because the Company recorded an impairment charge equal to the entire $275.4 million balance of the Publishing reporting unit goodwill during the second quarter of 2016, which is more fully described below, following a quantitative impairment test as of June 30, 2016.
The fair value of the Company's reporting units is determined using both an income approach based on discounted cash flows ("DCF") and a market approach when it tests goodwill for impairment, either on an interim basis or annual basis as of October 1 each year. The Company uses the same approach in determining the fair value of its businesses in connection with its subsidiary denominated stock based compensation plans, which can be a significant factor in the decision to apply the qualitative screen. Determining fair value using a DCF analysis requires the exercise of significant judgment with respect to several items, including the amount and timing of expected future cash flows and appropriate discount rates. The expected cash flows used in the DCF analyses are based on the Company's most recent forecast and budget and, for years beyond the budget, the Company's estimates, which are based, in part, on forecasted growth rates. The discount rates used in the DCF analyses are intended to reflect the risks inherent in the expected future cash flows of the respective reporting units. Assumptions used in the DCF analyses, including the discount rate, are assessed based on each reporting unit's current results and forecasted future performance, as well as macroeconomic and industry specific factors. The discount rates used in determining the fair value of the Company's reporting units ranged from 10% to 17.5% in 2016 and 12% to 22% in 2015. Determining fair value using a market approach considers multiples of financial metrics based on both acquisitions and trading multiples of a selected peer group of companies. From the comparable companies, a representative market multiple is determined which is applied to financial metrics to estimate the fair value of a reporting unit. To determine a peer group of companies for our respective reporting units, we considered companies relevant in terms of consumer use, monetization model, margin and growth characteristics, and brand strength operating in their respective sectors. While a primary driver in the determination of the fair values of the Company's reporting units is the estimate of future revenue and profitability, the determination of fair value is based, in part, upon the Company's assessment of macroeconomic factors, industry and competitive dynamics and the strategies of its businesses in response to these factors.
At October 1, 2016, the fair value of each of the Company's reporting units with goodwill exceeded its carrying value by more than 20%, except for The Princeton Review reporting unit; The Princeton Review reporting unit's fair value exceeded its carrying value by more than 10% but less than 20%.
While the Company has the option to qualitatively assess whether it is more likely than not that the fair value of its indefinite-lived intangible asset are less than its carrying value, the Company's policy is to determine the fair value of each of its indefinite-lived intangible assets annually as of October 1. The Company determines the fair values of its indefinite-lived intangible assets using avoided royalty DCF analyses. Significant judgments inherent in these analyses include the selection of appropriate royalty and discount rates and estimating the amount and timing of expected future cash flows. The discount rates used in the DCF analyses reflect the risks inherent in the expected future cash flows generated by the respective intangible assets. The royalty rates used in the DCF analyses are based upon an estimate of the royalty rates that a market participant would pay to license the Company's trade names and trademarks. Assumptions used in the avoided royalty DCF analyses, including the discount rate and royalty rate, are assessed annually based on the actual and projected cash flows related to the asset, as well as macroeconomic and industry specific factors. The discount rates used in the Company's annual indefinite-lived impairment assessment ranged from 11% to 16% in both 2016 and 2015, and the royalty rates used ranged from 2% to 7% in 2016 and 1% to 9% in 2015.
While the 2016 annual assessment did not identify any material impairments, during the second quarter of 2016 the Company recorded impairment charges related to the entire $275.4 million balance of the Publishing reporting unit goodwill and $11.6 million related to certain Publishing indefinite-lived intangible assets. The goodwill impairment charge at Publishing was driven by the impact from the new Google contract, traffic trends and monetization challenges and the corresponding impact on the current estimate of fair value. The expected cash flows used in the Publishing DCF analysis were based on the Company's most recent forecast for the second half of 2016 and each of the years in the forecast period, which were updated to include the effects of the new Google contract, traffic trends and monetization challenges and the cost savings from our restructuring efforts. For years beyond the forecast period, the Company's estimated cash flows were based on forecasted growth rates. The discount rate used in the DCF analysis reflected the risks inherent in the expected future cash flows of the Publishing reporting unit. Determining fair value using a market approach considers multiples of financial metrics based on both acquisitions and trading multiples of a selected peer group of companies. From the comparable companies, a representative market multiple was determined which was applied to financial metrics to estimate the fair value of the Publishing reporting unit. To determine a peer group of companies for Publishing, we considered companies relevant in terms of business model, revenue profile, margin and growth characteristics and brand strength. The indefinite-lived intangible asset impairment charge related to certain trade names and trademarks and were due to reduced level of revenue and profits, which, in turn, also led to a reduction in the assumed royalty rates for these assets. The royalty rates used to value the trade names that were impaired ranged from 2% to 6% and the discount rate that was used reflected the risks inherent in the expected future cash flows of the trade names and trademarks. The impairment charge is included in "Amortization of intangibles" in the accompanying consolidated statement of operations.
In 2015, the Company identified and recorded impairment charges of $88.0 million related to certain indefinite-lived intangible assets at the Publishing segment and $14.1 million at the Other segment related to goodwill at ShoeBuy. The indefinite-lived intangible asset impairment charge at Publishing related to certain trade names of certain Ask & Other direct marketing brands, including Ask.com. The impairment charge reflected the impact of Google ecosystem changes that have impacted our ability to market, the effect of the reduced revenue share on mobile under the terms of the services agreement with Google, and the shift in focus to higher margin businesses in Publishing's Premium Brands. The combined impact of these factors has reduced the forecasted revenue and profits for these brands and the impairment charge reflected the resultant reduction in fair value. The goodwill impairment charge at ShoeBuy was due to increased investment and the seasonal effect of high inventory levels as of October 1, 2015. The 2014 annual assessment identified no material impairments.
The Company's reporting units are consistent with its determination of its operating segments. Goodwill is tested for impairment at the reporting unit level. See "Note 14—Segment Information" for additional information regarding the Company's method of determining operating and reportable segments.
Long-Lived Assets and Intangible Assets with Definite Lives
Long-lived assets, which consist of property and equipment and intangible assets with definite lives, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The carrying value of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. If the carrying value is deemed not to be recoverable, an impairment loss is recorded equal to the amount by which the carrying value of the long-lived asset exceeds its fair value. Amortization of definite-lived intangible assets is computed either on a straight-line basis or based on the pattern in which the economic benefits of the asset will be realized.
Fair Value Measurements
The Company categorizes its financial instruments measured at fair value into a fair value hierarchy that prioritizes the inputs used in pricing the asset or liability. The three levels of the fair value hierarchy are:

•	Level 1: Observable inputs obtained from independent sources, such as quoted prices for identical assets and liabilities in active markets.

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Level 2: Other inputs, which are observable directly or indirectly, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and inputs that are derived principally from or corroborated by observable market data. The fair values of the Company's Level 2 financial assets are primarily obtained from observable market prices for identical underlying securities that may not be actively traded. Certain of these securities may have different market prices from multiple market data sources, in which case an average market price is used.

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Level 3: Unobservable inputs for which there is little or no market data and require the Company to develop its own assumptions, based on the best information available in the circumstances, about the assumptions market participants would use in pricing the assets or liabilities. See "Note 8—Fair Value Measurements and Financial Instruments" for a discussion of fair value measurements made using Level 3 inputs.

The Company's non-financial assets, such as goodwill, intangible assets and property and equipment, as well as equity and cost method investments, are adjusted to fair value only when an impairment charge is recognized. Such fair value measurements are based predominantly on Level 3 inputs.
Traffic Acquisition Costs
Traffic acquisition costs consist of (i) payments made to partners who distribute our Partnerships customized browser-based applications and who integrate our paid listings into their websites and (ii) fees related to the distribution and facilitation of in-app purchase of product features. These payments include amounts based on revenue share and other arrangements. The Company expenses these payments in the period incurred as a component of cost of revenue.
Advertising Costs
Advertising costs are expensed in the period incurred (when the advertisement first runs for production costs that are initially capitalized) and represent online marketing, including fees paid to search engines and third parties that distribute our Consumer downloadable applications, offline marketing, which is primarily television advertising, and partner-related payments to those who direct traffic to the Match Group brands. Advertising expense is $1.0 billion, $1.2 billion and $994.7 million for the years ended December 31, 2016, 2015 and 2014, respectively.
The Company capitalizes and amortizes the costs associated with certain distribution arrangements that require it to pay a fee per access point delivered. These access points are generally in the form of downloadable applications associated with our Consumer operations. These fees are amortized over the estimated useful lives of the access points to the extent the Company can reasonably estimate a probable future economic benefit and the period over which such benefit will be realized (generally 18 months). Otherwise, the fees are charged to expense as incurred.
Legal Costs
Legal costs are expensed as incurred.
Income Taxes
The Company accounts for income taxes under the liability method, and deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying values of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which those temporary differences are expected to be recovered or settled. A valuation allowance is provided on deferred tax assets if it is determined that it is more likely than not that the deferred tax asset will not be realized. The Company records interest, net of any applicable related income tax benefit, on potential income tax contingencies as a component of income tax expense.
The Company recognizes liabilities for uncertain tax positions based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.
Earnings Per Share
Basic earnings per share is computed by dividing net earnings attributable to IAC shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur if stock options and other commitments to issue common stock were exercised or equity awards vested resulting in the issuance of common stock that could share in the earnings of the Company.
Foreign Currency Translation and Transaction Gains and Losses
The financial position and operating results of foreign entities whose primary economic environment is based on their local currency are consolidated using the local currency as the functional currency. These local currency assets and liabilities are translated at the rates of exchange as of the balance sheet date, and local currency revenue and expenses of these operations are translated at average rates of exchange during the period. Translation gains and losses are included in accumulated other comprehensive income as a component of shareholders' equity. Transaction gains and losses resulting from assets and liabilities denominated in a currency other than the functional currency are included in the consolidated statement of operations as a component of other income (expense), net. See "Note 20—Consolidated Financial Statement Details" for additional information regarding foreign currency exchange gains and losses.
Translation gains and losses relating to foreign entities that are liquidated or substantially liquidated are reclassified out of accumulated other comprehensive income (loss) into earnings. Such gains totaled $2.2 million during the year ended December 31, 2015 and is included in "Other income (expense), net" in the accompanying consolidated statement of operations.
Stock-Based Compensation
Stock-based compensation is measured at the grant date based on the fair value of the award and is generally expensed over the requisite service period. See "Note 13—Stock-based Compensation" for a discussion of the Company's stock-based compensation plans.
Redeemable Noncontrolling Interests
Noncontrolling interests in the consolidated subsidiaries of the Company are ordinarily reported on the consolidated balance sheet within shareholders' equity, separately from the Company's equity. However, securities that are redeemable at the option of the holder and not solely within the control of the issuer must be classified outside of shareholders' equity. Accordingly, all noncontrolling interests that are redeemable at the option of the holder are presented outside of shareholders' equity in the accompanying consolidated balance sheet.
In connection with the acquisition of certain subsidiaries, management of these businesses has retained an ownership interest. The Company is party to fair value put and call arrangements with respect to these interests. These put and call arrangements allow management of these businesses to require the Company to purchase their interests or allow the Company to acquire such interests at fair value, respectively. The put arrangements do not meet the definition of a derivative instrument as the put agreements do not provide for net settlement. These put and call arrangements become exercisable by the Company and the counter-party at various dates in the future. During the years ended December 31, 2016 and 2015, one and two of these arrangements, respectively, were exercised. No put or call arrangements were exercised during 2014. These put arrangements are exercisable by the counter-party outside the control of the Company. Accordingly, to the extent that the fair value of these interests exceeds the value determined by normal noncontrolling interest accounting, the value of such interests is adjusted to fair value with a corresponding adjustment to additional paid-in capital. During the years ended December 31, 2016, 2015 and 2014, the Company recorded adjustments of $7.9 million, $23.2 million and $27.8 million, respectively, to increase these interests to fair value. Fair value determinations require high levels of judgment and are based on various valuation techniques, including market comparables and discounted cash flow projections.
Noncontrolling Interests
During the quarter ended March 31, 2016, the Company reallocated amounts within the accounts comprising shareholders' equity to correct the amount of noncontrolling interests that was initially recorded following the IPO of Match Group, which occurred on November 24, 2015. The noncontrolling interests should have been recorded using the net book value of Match Group rather than the net IPO proceeds. In addition, the adjustment allocates the proportionate share of the accumulated other comprehensive loss to the noncontrolling interests balance. The reallocation has no effect on net income or earnings per share. Based on our assessment of both qualitative and quantitative factors, the reallocation was not considered material to the consolidated financial statements of the Company as of and for the year ended December 31, 2016, or any of the interim reporting periods included therein, and for the year ended December 31, 2015. Therefore, the adjustment was initially reflected in the consolidated financial statements of the Company as of and for the three months ended March 31, 2016, and was also reflected in the year-to-date consolidated financial statements of each subsequent interim period in 2016 and in the accompanying consolidated financial statements for the year ending December 31, 2016.
Recent Accounting Pronouncements
Accounting Pronouncements not yet adopted by the Company
In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers, which clarifies the principles for recognizing revenue and develops a common standard for all industries. ASU No. 2014-09 was subsequently amended during 2015 and 2016; these amendments provide further revenue recognition guidance related to principal versus agent considerations, performance obligations and licensing, and narrow-scope improvements and practical expedients.

ASU No. 2014-09 is a comprehensive revenue recognition standard that will supersede nearly all existing revenue recognition guidance under GAAP. The new standard provides a single principles-based, five-step model to be applied to all contracts with customers. This five-step model includes (1) identifying the contract(s) with the customer, (2) identifying the performance obligations in the contract, (3) determining the transaction price, (4) allocating the transaction price to the performance obligations in the contract and (5) recognizing revenue when each performance obligation is satisfied. More specifically, revenue will be recognized when promised goods or services are transferred to the customer in an amount that reflects the consideration expected in exchange for those goods or services. ASU No. 2014-09 is effective for interim and annual reporting periods beginning after December 15, 2017, with early adoption permitted for interim and annual reporting periods beginning after December 15, 2016. Upon adoption, ASU No. 2014-09 may either be applied retrospectively to each prior period presented or using the modified retrospective approach with the cumulative effect recognized as of the date of initial application.

While the Company’s evaluation of the impact of the adoption of ASU No. 2014-09 on its consolidated financial statements continues, it has progressed to the point where we have reached certain preliminary determinations. The Company does not expect the adoption of ASU No. 2014-09 to have a material effect on its consolidated financial statements. The Company will adopt ASU No. 2014-09 using the modified retrospective approach effective January 1, 2018. Therefore, the cumulative effect of adoption will be reflected as an adjustment to beginning retained earnings in the Form 10-Q for the period ending March 31, 2018. The adoption of ASU No. 2014-09 will primarily affect the Company’s HomeAdvisor and Applications segments. The effect on HomeAdvisor will be that sales commissions, which represent the incremental direct costs of obtaining a service professional contract, will be capitalized and amortized over the average life of a service professional. These costs are expensed as incurred today. Within Applications, the primary effect will be to accelerate the recognition of the portion of the revenue of certain desktop applications sold by SlimWare that qualify as functional intellectual property under ASU No. 2014-09. This revenue is currently deferred and recognized over the applicable subscription term.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which supersedes existing guidance on accounting for leases in "Leases (Topic 840)" and generally requires all leases to be recognized in the statement of financial position. The provisions of ASU No. 2016-02 are effective for reporting periods beginning after December 15, 2018; early adoption is permitted. The provisions of ASU No. 2016-02 are to be applied using a modified retrospective approach. The Company is currently evaluating the impact the adoption of this standard update will have on its consolidated financial statements.

Accounting Pronouncement adopted by the Company

In April 2015, the FASB issued ASU No. 2015-03, Interest-Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, and in August 2015, the FASB issued ASU No. 2015-15, Interest-Imputation of Interest (Subtopic 835-30): Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements. Together, this guidance requires that deferred debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the associated debt liability, consistent with debt discounts and premiums, while debt issuance costs related to line-of-credit arrangements may still continue to be classified as assets. The Company adopted the provisions of ASU No. 2015-03 and ASU No. 2015-15 in the first quarter of 2016 and applied the provisions retrospectively, resulting in $21.3 million of deferred debt issuance costs being reclassified from other non-current assets to long-term debt, net of current portion, in the accompanying December 31, 2015 consolidated balance sheet.
In March 2016, the FASB issued ASU No. 2016-09, Compensation-Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The update is intended to simplify existing guidance on various aspects of the accounting and presentation of employee share-based payments in financial statements including the accounting for income taxes, forfeitures and statutory tax withholding requirements, as well as classification on the statement of cash flows. The provisions of ASU No. 2016-09 are effective for reporting periods beginning after December 15, 2016; early adoption is permitted. The Company adopted the change in treatment of excess tax benefit (deficiency) on January 1, 2017 using the modified retrospective approach and applied the provisions of ASU No. 2016-09 related to the presentation on the statement of cash flows using the retrospective approach. Excess tax benefits for the years ended December 31, 2016, 2015 and 2014 were $51.8 million, $56.4 million and $45.0 million, respectively, and were reclassified in the accompanying consolidated statement of cash flows and reflected as operating, rather than financing, cash flows. The Company continues to account for forfeitures using an estimated forfeiture rate.

To illustrate the effect of ASU No. 2016-09 on the Company’s results for the year ended December 31, 2016, the table below illustrates the change in the Company’s reported results after giving pro forma effect to ASU No. 2016-09 as if it had been in effect on January 1, 2016.

	Reported results under current GAAP	Pro forma results assuming ASU No. 2016-09 had been in effect on January 1, 2016
	(In thousands, except per share data)
Net (loss) earnings	$(16,151)	$33,255
Net earnings attributable to noncontrolling interests	(25,129)	(30,024)
Net (loss) earnings attributable to IAC shareholders	(41,280)	3,231
Basic (loss) earnings per share from continuing operations	$(0.52)	$0.10
Fully diluted loss per share from continuing operations	$(0.52)	$(0.19)

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which clarifies how cash receipts and cash payments in certain transactions are presented and classified on the statement of cash flows. The provisions of ASU No. 2016-15 are effective for reporting periods beginning after December 15, 2017, including interim periods, and will require adoption on a retrospective basis unless it is impracticable to apply, in which case we would be required to apply the amendments prospectively as of the earliest date practicable; early adoption is permitted. The Company early adopted the provisions of ASU No. 2016-15 on January 1, 2017 and the adoption of this standard update did not have a material impact on its consolidated statement of cash flows.
In January 2017, the FASB issued ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which is intended to simplify the accounting for goodwill impairment. The guidance eliminates the requirement to calculate the implied fair value of goodwill under today’s two-step impairment test to measure a goodwill impairment charge. The provisions of ASU No. 2017-04 are effective for reporting periods beginning after December 15, 2019; early adoption is permitted. The provisions of ASU No. 2017-04 are to be applied using a prospective approach. The Company early adopted the provisions of ASU No. 2017-04 on January 1, 2017 and the adoption of this standard update did not have a material impact on its consolidated financial statements.

Reclassifications
During the first quarter of 2017, certain operating expenses were reclassified between selling and marketing expense, general and administrative expense and product development expense. Certain prior year amounts have been reclassified to conform to the 2017 presentation.